Investment in Films and Television Programs, Net - Schedule of Investment in Films and Television Programs (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Investment in Films and Television Programs [Line Items]
Beginning balance	$ 576,956
Impairment			$ (46,453)
Ending balance	225,967	576,956
Films and Television Program [Member]
Schedule of Investment in Films and Television Programs [Line Items]
Beginning balance	576,956	800,033	531,468
Additions	149,345	258,882	569,647
Amortization	(476,316)	(483,700)	(226,014)
Impairment			(46,453)
Foreign currency translation	(24,018)	1,741	(28,615)
Ending balance	$ 225,967	$ 576,956	$ 800,033